Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 06, 2015
Registrant Name	dei_EntityRegistrantName	WESTCORE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000357204
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 06, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 06, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Prospectus Supplement, Text	westcore_ProspectusSupplementTextBlock

WESTCORE TRUST

Supplement Dated July 6, 2015

to the Westcore Equity and Bond Funds Statement of Additional Information,

Dated April 30, 2015, as supplemented May 26, 2015

A clerical error was made in the Total Annual Retail Class Fund Operating Table on page 64 of the Statement of Additional Information (“SAI”) for the Westcore Small-Cap Growth Fund, Westcore Blue Chip Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Flexible Income Fund and Westcore Plus Bond Fund. This was an error in printing only; no calculations were based on the incorrectly stated percentages.

The table below lists the corrected percentage.

Name of Fund	Corrected Percentage
Westcore Small-Cap Growth Fund	1.30%
Westcore Blue Chip Dividend Fund	0.99%
Westcore Small-Cap Value Dividend Fund	1.30%
Westcore Flexible Income Fund	0.85%
Westcore Plus Bond Fund	0.55%

In addition the fifth paragraph under the section entitled “Management of the Funds - Investment Adviser” beginning on page 63 of the SAI is hereby deleted and replaced in its entirety with the following paragraph:

In addition, Denver Investments has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2015 until at least April 30, 2016. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s Financial Highlights, will be no more than [see table above]% for the Fund’s Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios after applying the waiver/reimbursement does not exceed 25 basis points. These agreements may not be terminated or modified prior to this date without the approval of the Board of Trustees.

Please retain this supplement for future reference.